Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Major classes of line items constituting loss of discontinued operations (Details) - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Net profit/(Loss) after tax from discontinued operations	$ (15)	$ (233)	$ (519)
Basic Earning/(Loss) per share from discontinued operations	$ 0.15	$ 2.32	$ 5.18
Diluted Earning/(Loss) per share from discontinued operations	$ 0.15	$ 2.32	$ 5.18
NSNCo [Member]
Financial and other non-operating items
Contract revenues	$ 36	$ 0	$ 0
Total operating revenues	36	0	0
Operating expenses
Operating expenses	(27)	0	0
Total operating expenses	(27)	0	0
Operating (loss)/profit	9	0	0
Interest income	18	26	34
Interest expense	(77)	(60)	(66)
Share in results from associated companies (net of tax)	14	(77)	(93)
Loss impairment of convertible bond from related party	0	(29)	(11)
Loss on impairment of investments	0	(47)	(296)
Net loss on debt extinguishments	0	0	(22)
Gain/(loss) on marketable securities	2	(3)	(46)
Disposal Group, Including Discontinued Operation, Other Income	37
Other financial items		(24)	(1)
Total financial items	(6)	(214)	(501)
Net profit/(Loss) before tax from discontinued operations	3	(214)	(501)
Income tax benefit/(expense)	2	(1)	(1)
Net profit/(Loss) after tax from discontinued operations	$ 5	$ (215)	$ (502)
Basic Earning/(Loss) per share from discontinued operations	$ 0.05	$ (2.14)	$ (5.02)
Diluted Earning/(Loss) per share from discontinued operations	$ 0.05	$ (2.14)	$ (5.02)
Jack up Rigs [Member]
Financial and other non-operating items
Contract revenues	$ 101	$ 98	$ 134
Total operating revenues	101	98	134
Operating expenses
Operating expenses	(102)	(99)	(133)
Total operating expenses	(102)	(99)	(133)
Operating (loss)/profit	(1)	(1)	1
Interest income	0	1	2
Interest expense	0	(11)	(14)
Other financial items	0	(2)	(2)
Total financial items	(14)	(12)	(14)
Net profit/(Loss) before tax from discontinued operations	(15)	(13)	(13)
Income tax benefit/(expense)	(5)	(5)	(4)
Net profit/(Loss) after tax from discontinued operations	$ (20)	$ (18)	$ (17)
Basic Earning/(Loss) per share from discontinued operations	$ (0.2)	$ (0.18)	$ (0.16)
Diluted Earning/(Loss) per share from discontinued operations	$ (0.2)	$ (0.18)	$ (0.16)
Reorganization items, net	$ (14)	$ 0	$ 0